Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000017646
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LSV Value Equity Fund, Institutional Class Shares
C000142889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Value Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000017646
Average Annual Return [Line Items]
Average Annual Return, Percent		30.77%		10.31%	8.52%
Without Sales Load [Member] | C000142889
Average Annual Return [Line Items]
Average Annual Return, Percent		30.41%		10.02%	8.25%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index (USD)
Average Annual Return, Percent		38.07%		15.00%	12.75%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent		38.07%		15.00%	12.75%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index (USD)
Average Annual Return, Percent		30.98%		10.14%	8.87%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent		30.98%		10.14%	8.87%